Related-party transactions - Summary of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	€ 5,262	€ 1,086	€ 1,675
Termination benefits	0	0	283
Share-based payments	41,230	89,636	2,450
Total	€ 46,492	€ 90,722	€ 4,408